Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001124105
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	CATALYST BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-51173
Entity Tax Identification Number	56-2020050
Entity Address, Address Line One	611 Gateway Blvd
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	871-0761
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false